SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENT	SUBSEQUENT EVENT
On July 4, 2025, the President of the United States signed into law the One Big Beautiful Bill Act ("OBBBA"). The OBBBA Act introduces several significant tax law changes to U.S. federal tax law, including the restoration of immediate expensing for domestic R&D expenditures, modifications to bonus depreciation and interest deductibility, and other corporate tax reforms. Since the legislation was enacted after the balance sheet date, the effects are not reflected in the financial statements for the three and six months ended June 30, 2025. The Company is currently evaluating the impact of these provisions.